Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GBuy Global Pte Ltd [Member]
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount	$ 18,337	$ 26,860
Webuy Talent Ltd [Member]
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount	15,645	10,696
Mr. Bin Xue [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount	$ 26,391	$ 24,842